Revenue, Other Income and Other Gain (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Revenue, Other Income and Other Gain [Abstract]
Nonoperating gains	$ 1,514	$ 24,816	€ 2,888,000	$ 68,797
Gain recognised in bargain purchase transaction	126			4,469
Gain on disposal of subsidiaries	$ 1,388			$ 64,328